Financial Risk Management - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	May 02, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of financial assets [line items]
Period during which cash flow hedges hedge cost of revenues and operating expenses (up to)	18 months
Cash and cash equivalents	$ 1,410,339	$ 244,420		$ 259,709	$ 187,094
Short-term investments	323,134	305,499
Certificates of deposit and time deposits	$ 5,248	4,803
Bottom of range
Disclosure of financial assets [line items]
Period to remit payment according to credit policy	30 days
Top of range
Disclosure of financial assets [line items]
Period to remit payment according to credit policy	45 days
Other non-current assets
Disclosure of financial assets [line items]
Certificates of deposit and time deposits	$ 3,600	$ 4,200
Notes
Disclosure of financial assets [line items]
Debt instruments issued	819,637		$ 1,000,000
Notes | Principal amount
Disclosure of financial assets [line items]
Debt instruments issued	$ 1,000,000
Notes | Derivatives | Level 3 | Bottom of range
Disclosure of financial assets [line items]
Stock price volatility, derivative liability (as a percent)	32.70%
Notes | Derivatives | Level 3 | Top of range
Disclosure of financial assets [line items]
Stock price volatility, derivative liability (as a percent)	36300.00%
Capped Call Transactions | Derivatives | Level 3 | Bottom of range
Disclosure of financial assets [line items]
Stock price volatility, derivative assets (as a percent)	32.70%
Capped Call Transactions | Derivatives | Level 3 | Top of range
Disclosure of financial assets [line items]
Stock price volatility, derivative assets (as a percent)	36.30%
Foreign exchange risk | U.S. dollar
Disclosure of financial assets [line items]
Hypothetical increase in risk variable (as a percent)	10.00%	10.00%
Hypothetical decrease in risk variable (as a percent)	10.00%	10.00%
Foreign exchange risk | Foreign exchange forward contracts | U.S. dollar
Disclosure of financial assets [line items]
Decrease in fair value that would result from strengthening of the U.S. dollar	$ 18,800
Increase in fair value that would result from strengthening of the U.S. dollar	$ 18,800	$ 11,300
Share price risk | Notes | Derivatives
Disclosure of financial assets [line items]
Hypothetical increase in risk variable (as a percent)	10.00%
Decrease in fair value that would result from strengthening of the U.S. dollar	$ 43,000
Hypothetical decrease in risk variable (as a percent)	10.00%
Increase in fair value that would result from strengthening of the U.S. dollar	$ 46,700
Share price risk | Capped Call Transactions | Derivatives
Disclosure of financial assets [line items]
Hypothetical increase in risk variable (as a percent)	10.00%
Decrease in fair value that would result from strengthening of the U.S. dollar	$ 16,200
Hypothetical decrease in risk variable (as a percent)		10.00%
Increase in fair value that would result from strengthening of the U.S. dollar	$ 15,900
Share price risk | Capped Call Transactions | Derivatives | Derivatives
Disclosure of financial assets [line items]
Hypothetical increase in risk variable (as a percent)	10.00%
Hypothetical increase in risk variable, additional loss	$ 23,500
Interest rate risk | Short-term investments
Disclosure of financial assets [line items]
Hypothetical increase in risk variable (as a percent)	1.00%	1.00%
Decrease in fair value that would result from strengthening of the U.S. dollar	$ 1,700	$ 2,000